CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 298,555	$ 109,876	$ 147,246
Other comprehensive income (loss):
Foreign currency translation adjustment	(150,127)	(26,296)	76,188
Gain on changes in fair value of available-for-sale debt securities, net of tax of nil, nil and $487 for the years ended December 31, 2020, 2021 and 2022, respectively	904
Gain (loss) on interest rate swap, net of tax of nil, $20 and $239 for the years ended December 31, 2020, 2021 and 2022, respectively	716	59	(4,115)
De-recognition of interest rate swap, net of tax of nil for the year ended December 31, 2020			10,724
Share of gain on changes in fair value of derivatives of affiliate, net of tax of nil for the year ended December 31, 2022	3,754
Comprehensive income	153,802	83,639	230,043
Less: comprehensive income attributable to non-controlling interests	34,345	10,296	2,412
Comprehensive income attributable to Canadian Solar Inc.	$ 119,457	$ 73,343	$ 227,631